Finance income/(costs) - net - Detailed information of Finance income (costs) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Finance income/(costs) - net
Finance income	¥ 2,861	$ 415	¥ 20,501	¥ 28,330
Interests from bank deposits	1,947		1,189	433
Interests from others	914		204
Net exchange gains			19,108	27,897
Finance costs	(111,485)	(16,164)	(5,251)	(5,627)
Interest on lease liabilities	(2,459)		(2,999)	(2,069)
Interests on borrowings	(3,914)		(1,311)	(3,298)
Interests on redemption liabilities	(1,148)		(941)
Net exchange losses	(103,964)
Others				(260)
Finance income/(costs) - net	¥ (108,624)	$ (15,749)	¥ 15,250	¥ 22,703